Short-Term Deposits	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Short-Term Deposits
5.	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities more than three months but less than one year. Short-term deposits balance as of December 31, 2017 and 2018 primarily consist of the following currencies:

	December 31, 2017		December 31, 2018
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	150,000	150,000	100,000	100,000
US$	67,816	443,241	711,573	4,883,825

Total		593,241		4,983,825

As of December 31, 2017 and 2018, substantially all of the Group’s short-term deposits were held in major financial institutions located in Macau and the PRC.